Earnings per share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Summary of earnings per share

			Cents per share
Per ordinary share	2020	2019	2018
Basic earnings per share	(100.42)	19.84	46.98
Diluted earnings per share	(100.42)	19.73	46.67

		Dollars per share
Per American Depositary Share (ADS)[a]	2020	2019	2018
Basic earnings per share	(6.03)	1.19	2.82
Diluted earnings per share	(6.03)	1.18	2.80

			$ million
	2020	2019	2018
Profit attributable to bp shareholders	(20,305)	4,026	9,383
Less: dividend requirements on preference shares	1	1	1
Profit for the year attributable to bp ordinary shareholders	(20,306)	4,025	9,382

			Shares thousand
	2020	2019	2018
Basic weighted average number of ordinary shares	20,221,514	20,284,859	19,970,215
Potential dilutive effect of ordinary shares issuable under employee share-based payment plans	—	114,811	132,278
Weighted average number of ordinary shares outstanding used to calculate diluted earnings per share	20,221,514	20,399,670	20,102,493

			Shares thousand
	2020	2019	2018
Basic weighted average number of ordinary shares – ADS equivalent	3,370,252	3,380,809	3,328,369
Potential dilutive effect of ordinary shares (ADS equivalent) issuable under employee share-based payment plans	—	19,136	22,046
Weighted average number of ordinary shares (ADS equivalent) outstanding used to calculate diluted earnings per share	3,370,252	3,399,945	3,350,415

Summary of antidilutive securities
The following table shows the number of shares potentially issuable under equity-settled employee share option plans, including the number of options outstanding, the number of options exercisable at the end of each year, and the corresponding weighted average exercise prices. The dilutive effect of these plans at 31 December is also shown.

Share options		2020		2019
	Number of optionsa b thousand	Weighted average exercise price $	Number of optionsa b thousand	Weighted average exercise price $
Outstanding	28,171	3.79	17,112	4.91
Exercisable	1,874	5.02	1,067	3.97
Dilutive effect	2,497	n/a	3,990	n/a
[a]    Numbers of options shown are ordinary share equivalents (one ADS is equivalent to six ordinary shares).
[b]    At 31 December 2020 the quoted market price of one bp ordinary share was £2.55 (2019 £4.72).
The number of shares that are expected to vest each year under employee share plans are shown in the table below. The dilutive effect of the employee share plans at 31 December is also shown.
11. Earnings per share – continued

Share plans	2020	2019
	Number of shares[a]	Number of shares[a]
Vesting	thousand	thousand
Within one year	87,517	91,105
1 to 2 years	85,720	89,939
2 to 3 years	147,097	80,844
3 to 4 years	749	725
Over 4 years	349	576
	321,432	263,189
Dilutive effect	104,068	92,343
[a]    Numbers of shares shown are ordinary share equivalents (one ADS is equivalent to six ordinary shares).